Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income
Net Income	$ 41,014	$ 133,006	$ 116,808
Other comprehensive loss, net of tax
Net change in unrealized losses on cash flow hedges			(1,468)
Other comprehensive loss, net of tax			(1,468)
Comprehensive Income	$ 41,014	$ 133,006	$ 115,340